Schedule of intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total cost		¥ 13,076	¥ 4,028
Less: Accumulated amortization		(1,101)	(476)
Intangible assets, net	$ 1,712	11,975	3,552
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		3,378	3,454
PoS Technology Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		9,137
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		473	484
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Total cost		¥ 88	¥ 90